OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

9. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31,
	2012	2013
Payable for purchase of property, plant and equipment	$129,593,972	$116,661,198
Other payables	33,142,811	42,716,151
	$162,736,783	$159,377,349